Note 8 - Intangible Assets - Mortgage Servicing Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Balance, beginning of year	$ 1,855	$ 1,724
Originations	1,097	682
Amortization	(780)	(551)
Balance, end of year	2,172	1,855
Fair value of mortgage servicing rights	$ 3,390	$ 3,901